Retirement Plan (Schedule Of Net Pension And Retiree Health Benefit Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Retirement Plan [Abstract]
Service cost	$ 1
Interest cost	8	8	7
Amortization	1		3
Settlement charge	2
Expected return on plan	$ (12)	(11)	$ (10)
Net periodic benefit cost		$ (3)